ACQUISITION OF GGP INC. - Narratives (Details) $ / shares in Units, $ in Millions		4 Months Ended	12 Months Ended
	Aug. 28, 2018 USD ($) shares $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about business combination [line items]
Stock conversion ratio			1
Equity accounted investments		$ (22,698)	$ (20,764)	$ (22,698)	$ (19,761)
GGP
Disclosure of detailed information about business combination [line items]
Business acquisition, share conversion price (usd per share) | $ / shares	$ 23.50
Cash transferred	$ 200
Measurement period loss	502
Share-based compensation	28
Equity accounted investments	7,843
Gain recognised in bargain purchase transaction	$ 921
Revenue of acquiree since acquisition date		588
Profit (loss) of acquiree since acquisition date		$ 360
Revenue of combined entity as if combination occurred at beginning of period				8,415
Profit (loss) of combined entity as if combination occurred at beginning of period				$ 4,373
GGP | Limited partners
Disclosure of detailed information about business combination [line items]
Stock conversion ratio	1
Number of instruments or interests issued or issuable (units) | shares	88,000,000
Equity interests of acquirer	$ 1,786
GGP | BPR | Class A
Disclosure of detailed information about business combination [line items]
Stock conversion ratio	1
Number of instruments or interests issued or issuable (units) | shares	161,000,000
Equity interests of acquirer	$ 3,383
BPR
Disclosure of detailed information about business combination [line items]
Voting interest	87.00%
Economic interest	100.00%
GGP | GGP
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 9,050